Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Wireless Fund Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Wireless Fund
Average Annual Return, Percent	34.74%	15.05%	17.84%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.80%	12.06%	14.16%
NASDAQ Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Index
Average Annual Return, Percent	25.60%	11.08%	17.10%